Customer deposits and deposits from banks	12 Months Ended
Dec. 31, 2019
Deposits [Abstract]
Customer deposits and deposits from banks
Note 10: Customer deposits and deposits from banks

By Maturity
	Demand		Total demand deposits	Term				Total term deposits
December 31, 2019	Non-interest bearing	Interest bearing		Within 3 months	3 to 6 months	6 to 12 months	After 12 months		Total deposits
Customers
Demand or less than $100k¹	2,229,974	7,131,016	9,360,990	31,666	9,355	13,497	16,478	70,996	9,431,986
Term - $100k or more	N/A	N/A	—	2,398,802	224,435	290,917	61,726	2,975,880	2,975,880
Total customer deposits	2,229,974	7,131,016	9,360,990	2,430,468	233,790	304,414	78,204	3,046,876	12,407,866

Banks
Demand or less than $100k	8,282	21,047	29,329	—	—	—	—	—	29,329
Term - $100k or more	N/A	N/A	—	3,817	510	103	—	4,430	4,430
Total bank deposits	8,282	21,047	29,329	3,817	510	103	—	4,430	33,759

Total deposits	2,238,256	7,152,063	9,390,319	2,434,285	234,300	304,517	78,204	3,051,306	12,441,625

	Demand		Total demand deposits	Term				Total term deposits
December 31, 2018	Non-interest bearing	Interest bearing		Within 3 months	3 to 6 months	6 to 12 months	After 12 months		Total deposits
Customers
Demand or less than $100k¹	2,111,496	5,338,347	7,449,843	31,101	9,692	12,754	15,151	68,698	7,518,541
Term - $100k or more	N/A	N/A	—	1,206,918	218,449	419,615	54,896	1,899,878	1,899,878
Total customer deposits	2,111,496	5,338,347	7,449,843	1,238,019	228,141	432,369	70,047	1,968,576	9,418,419

Banks
Demand or less than $100k	8,100	18,965	27,065	—	—	—	—	—	27,065
Term - $100k or more	N/A	N/A	—	6,656	—	101	—	6,757	6,757
Total bank deposits	8,100	18,965	27,065	6,656	—	101	—	6,757	33,822

Total deposits	2,119,596	5,357,312	7,476,908	1,244,675	228,141	432,470	70,047	1,975,333	9,452,241
¹ The weighted-average interest rate on interest-bearing demand deposits as at December 31, 2019 is 0.20% (December 31, 2018: 0.13%).

By Type and Segment	December 31, 2019			December 31, 2018
	Payable on demand	Payable on a fixed date	Total	Payable on demand	Payable on a fixed date	Total
Bermuda
Customers	3,137,577	1,265,679	4,403,256	3,537,510	958,092	4,495,602
Banks	8,282	—	8,282	8,100	—	8,100
Cayman
Customers	2,974,866	475,418	3,450,284	2,847,793	472,442	3,320,235
Banks	20,253	4,430	24,683	17,564	6,757	24,321
Channel Islands and the UK
Customers	3,248,547	1,305,779	4,554,326	1,064,540	538,042	1,602,582
Banks	794	—	794	1,401	—	1,401
Total Customers	9,360,990	3,046,876	12,407,866	7,449,843	1,968,576	9,418,419
Total Banks	29,329	4,430	33,759	27,065	6,757	33,822
Total deposits	9,390,319	3,051,306	12,441,625	7,476,908	1,975,333	9,452,241